Transactions with Related Parties - Compensation to the Company's Non-Executive Directors (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Share-based payments	$ 40	$ 40	$ 40
Non-Executive Directors
Disclosure of transactions between related parties [line items]
Director's remuneration	143	147	145
Share-based payments	40	40	40
Total	$ 183	$ 187	$ 185